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                               ING INVESTORS TRUST
               ING Alliance Mid Cap Growth Portfolio ("Portfolio")

                    Supplement dated December 8, 2005 to the
    Institutional Class Prospectus, Service Class Prospectus, Service 2 Class
          Prospectus and Adviser Class Prospectus, Institutional Class,
            Service Class and Service 2 Class Statement of Additional
                  Information ("SAI") and the Adviser Class SAI
                            each dated April 29, 2005

     Effective December 5, 2005, the name of the Portfolio is changed to ING AllianceBernstein Mid Cap Growth Portfolio. Therefore, all references included in the Prospectuses and SAIs to "ING Alliance Mid Cap Growth Portfolio" are hereby deleted and replaced with "ING AllianceBernstein Mid Cap Growth Portfolio."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE